Project and Trade Finance Core Fund
Portfolio of Investments
June 30, 2025 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—90.1%
		Aerospace/Defense—2.0%
$ 25,356,063	[2,3]	Yeco Leasing Ltd. (Cayman, Inc.), 6.268%–6.338% (SOFR CME +1.750%), 12/15/2029	3/20/2025- 4/22/2025	$25,229,941	$ 25,356,063
		Air Transportation—0.8%
9,950,000	[2,3]	Avolon TLB 2030, 6.071% (SOFR CME +1.750%), 6/24/2030	10/3/2024	9,962,531	9,933,477
		Airlines—2.3%
18,500,000	[2,3]	Cuanza Ltd. TAAG Linhas Aereas do Angola S.A. Ministry of Finance Angola, 9.280% (SOFR CME +5.000%), 9/2/2025	1/24/2025	18,500,000	18,479,721
11,000,000	[2,3]	Maher Terminals LLC, 7.077% (SOFR CME +2.750%), 11/17/2027	3/7/2024	10,917,500	10,985,258
		TOTAL			29,464,979
		Automotive—0.4%
4,800,000	[2,3]	JSC UzAuto Motors (“UzAuto Motors”), 8.485% (SOFR CME +4.250%), 8/24/2026	9/18/2023	4,800,000	4,798,141
		Banking—7.8%
11,000,000	[2,3]	Agrobank, 7.517% (SOFR CME +3.000%), 11/25/2025	11/25/2024- 1/10/2025	10,987,250	11,000,000
13,600,000	[2,3]	Joint-Stock Co. Asakabank, 6.634% (SOFR CME +2.500%), 4/29/2026	4/25/2025	13,600,000	13,600,000
14,500,000	[2,3]	National Bank of Egypt, 6.324% (SOFR CME +1.991%), 6/3/2026	6/21/2024- 8/8/2024	14,505,333	14,500,000
EUR 15,000,000	[2,3]	T.C. Ziraat Bankasi AS, Istanbul (“Ziraat”), 3.026% (3-month EURIBOR +0.850%), 5/25/2026	5/2/2025	16,730,104	17,433,648
$ 10,000,000	[2,3]	Turkiye Vakiflar Bankasi TAO, 5.438% (SOFR CME +1.100%), 6/8/2026	5/14/2025	9,902,500	9,908,471
9,400,000	[2,3]	Turkiye Vakiflar Bankasi TAO, 5.948% (SOFR CME +1.750%), 2/17/2026	12/17/2024	8,784,603	9,020,420
10,405,817	[2]	Yapi ve Kredi Bankasi A.S., 5.212%, 7/20/2026	6/18/2025	9,819,813	9,837,025
15,000,000	[2,3]	Ziraat Bank USD, 5.544% (SOFR CME +1.100%), 5/25/2026	4/25/2025	14,853,375	14,888,564
		TOTAL			100,188,128
		Basic Industry - Metals/Mining Excluding Steel—6.0%
16,255,863	[2,3]	CSN, 6.827% (SOFR CME +2.500%), 12/31/2027	3/26/2024- 3/4/2025	17,212,090	15,990,841
17,000,000	[2,3]	Glencore Eramet, 7.296% (SOFR CME +3.000%), 12/31/2029	5/15/2025	17,000,000	17,031,859
13,000,000	[2,3]	Harmony Gold Mining Co. Ltd., 7.100%–7.130% (SOFR +2.810%), 5/31/2027	7/30/2018- 12/13/2024	13,001,918	13,000,000
9,333,333	[2,3]	Mercuria Energy Trading S.A. / Kazakhmys Corp. LLC, 6.812% (SOFR CME +2.500%), 12/15/2025	3/6/2025- 3/26/2025	9,306,483	9,333,333
4,905,697	[2,3]	Navoi Mining and Metallurgical Co., 9.032% (SOFR CME +4.760%), 4/20/2027	5/18/2022- 5/30/2024	4,865,560	4,905,697
16,500,000	[2,3]	Trafigura Pte., Ltd., 5.827% (SOFR CME +1.500%), 6/30/2026	6/26/2024	16,500,000	16,469,751
		TOTAL			76,731,481
		Beverages—1.0%
12,741,039	[2,3]	International Beverage Tashkent, 9.072% (SOFR CME +4.500%), 12/29/2026	12/23/2021- 3/26/2025	12,741,039	12,741,039
		Chemicals—0.5%
3,495,000	[2,3]	Egyptian Ethylene & Derivatives Co. SAE, 8.318% (SOFR CME +4.000%), 9/13/2028	9/22/2023- 10/17/2023	3,495,000	3,494,141
2,710,595	[2,3]	PJSC Acron, 6.024% (SOFR CME +1.700%), 5/18/2026	11/10/2021	2,710,595	2,698,351
		TOTAL			6,192,492

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Communications - Telecom Wirelines—5.5%
EUR 15,651,724	[2,3]	Antin Elephant Bidco B.V., 4.190%–4.341% (3-month EURIBOR +2.200%), 6/29/2029	3/18/2025- 4/24/2025	$16,886,611	$ 18,248,747
$ 14,000,000	[2,3]	Dobson Technologies, Inc., 8.080% (SOFR CME +3.750%), 9/26/2029	12/16/2024	14,000,000	13,811,975
13,965,000	[2,3]	Gridiron Fiber Corp., 8.046% (SOFR CME +3.750%), 8/31/2030	11/22/2023- 3/26/2025	13,878,955	13,965,000
EUR 10,400,000	[2,3]	Telekom Srbija a.d. Beograd, 5.574% (6-month EURIBOR +3.500%), 12/5/2029	11/28/2024	10,925,915	12,205,114
10,500,000	[2,3]	Vantage Towers AG, 4.230% (3-month EURIBOR +4.000%), 3/21/2030	7/2/2024	11,284,910	12,368,482
		TOTAL			70,599,318
		Consumer Goods - Food - Wholesale—1.4%
$ 1,100,864	[3,4,5,6,7]	GVO, 5.334% (SOFR CME +10.000%), 11/2/2015	4/13/2011	1,105,045	210,045
17,000,000	[2,3]	Marfrig Global Foods S.A., 5.943% (SOFR CME +1.800%), 4/27/2026	5/24/2024	17,000,000	17,027,485
5,000,000	[3,4,5,6,7]	Molino Canuelas, 7.432% (SOFR CME +7.000%), 12/16/2020	12/27/2016	4,950,000	500,000
1	[3,4,5,6,7]	Vicentin SAIC, 11.590% (SOFR CME +6.400%), 5/21/2022	5/22/2019	1	0
1	[3,4,5,6]	Vicentin SAIC II, 11.579% (SOFR CME +6.000%), 1/15/2024	10/26/2015- 1/15/2020	1	0
		TOTAL			17,737,530
		Electric Utilities—0.6%
7,355,715	[2,3]	Qatar Electricity and Water Co. (QEWC) Q.P.S.C, 9.616% (SOFR CME +5.320%), 6/30/2027	2/8/2024	7,231,737	7,257,067
		Electronic Equipment Instruments & Components—1.7%
22,000,000	[2,3]	Oman Electricity Transmission Co. SAOC, 5.230% (SOFR CME +0.950%), 3/26/2026	6/30/2025	21,989,000	21,989,000
		Energy - Exploration & Production—12.5%
25,000,000	[2,3]	Azule Energy Holding Ltd., 8.845% (SOFR CME +4.500%), 7/29/2029	10/27/2022- 5/6/2025	24,908,750	25,195,482
11,478,261	[2,3]	BlueNord Energy Denmark A/S, 8.374% (SOFR CME +4.030%), 12/31/2029	6/7/2024	11,478,261	11,478,261
14,016,667	[2,3]	Borrower Prime Oil and Gas Cooperatief UA, parent holdco offshore in Netherlands, 8.321% (SOFR CME +4.000%), 6/30/2029	3/28/2024- 12/19/2024	13,983,120	13,769,006
14,500,000	[2,3]	Carmo Energy S.A., 7.085% (SOFR CME +5.280%), 12/22/2029	6/30/2023- 12/16/2024	14,500,000	14,500,000
14,000,000	[2,3]	CC Energy Development Ltd., 8.269% (SOFR CME +4.500%), 12/31/2030	8/31/2022	14,000,000	14,000,000
2,205,000	[2,3]	Ithaca Energy UK Ltd., 8.311%–8.312% (SOFR CME +4.000%), 12/31/2029	11/4/2024- 4/9/2025	2,205,000	2,205,000
10,423,126	[2,3]	Neo Energy Group Ltd., 8.154% (80-DAY AVERAGE SOFR +3.750%), 3/31/2028	10/8/2024	10,423,126	10,423,126
11,000,000	[2,3]	OQ SAOC, 5.085% (SOFR CME +0.850%), 9/17/2026	1/28/2025	10,987,250	10,981,900
6,000,000	[2,3]	SOCAR Energy, 8.140% (SOFR CME +3.450%), 8/11/2026	8/11/2021	5,949,000	6,000,000
4,833,333	[2,3]	Sonangol Finance Ltd., 9.679% (SOFR CME +5.250%), 9/30/2026	9/14/2021- 4/25/2024	4,799,500	4,833,333
12,820,588	[2,3]	Sonangol Finance Ltd. (“SFL”), Inc. in Cayman Islands, a wholly owned subsidiary of Sonangol EP, 9.687% (SOFR CME +5.750%), 9/30/2027	4/25/2024- 12/4/2024	12,711,066	12,556,896
24,000,000	[2,3]	Staatsolie Maatschappij Suriname NV (“Staatsolie”), 6.882%–10.043% (SOFR CME +5.500%), 5/24/2032	5/15/2025	24,000,000	24,000,000
10,646,522	[2,3]	Yinson Azalea Production PTE Ltd., 7.280%–7.327% (SOFR CME +3.000%), 3/31/2032	8/5/2024- 6/16/2025	10,624,929	10,646,522
		TOTAL			160,589,526
		Energy - Gas Distribution—5.4%
7,779,832	[2,3]	Caliche Development Partners III LLC, SPV, 6.540%–6.560% (SOFR CME +2.250%), 10/1/2029	12/4/2024- 6/2/2025	7,864,969	7,773,765
6,051,426	[2,3]	Energia Mayakan SA de CV, 7.110% (SOFR CME +2.750%), 3/20/2031	10/8/2024- 6/26/2025	4,957,920	6,047,343
EUR 5,832,182	[2,3]	Medina, 5.186% (3-month EURIBOR +3.000%), 4/30/2029	8/31/2023	6,262,865	6,839,058
$ 10,617,129	[2,3]	Nigeria LNG Ltd., 8.307% (SOFR CME +3.750%), 3/31/2029	2/5/2025	10,226,226	10,373,164

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Gas Distribution—continued
$ 410,619	[2,3]	Papua New Guinea Liquefied Natural Gas Global Co., 8.440% (SOFR CME +3.750%), 6/15/2026	4/14/2023	$ 406,513	$ 410,619
19,369,425	[2,3]	Venture Global Calcasieu Pass LLC, 7.302% (SOFR CME +2.875%), 8/19/2026	1/28/2021- 5/22/2025	19,006,831	19,369,425
18,166,644	[2,3]	Venture Global Plaquemines LNG LLC, 6.546%–6.552% (SOFR CME +2.225%), 5/25/2029	12/15/2022- 1/23/2025	17,637,983	18,166,644
		TOTAL			68,980,018
		Energy - Integrated Energy—2.1%
9,000,000	[2,3]	Leopard Funding Ltd., 10.568% (SOFR CME +6.250%), 9/17/2029	6/9/2025	8,902,250	8,911,484
17,981,818	[2,3]	Puma International Financing S.A. (Lux, Inc.), 6.413% (SOFR CME +2.100%), 6/4/2028	5/30/2024- 5/27/2025	17,951,818	17,876,069
		TOTAL			26,787,553
		Energy - Oil Field Equipment & Services—7.6%
9,496,138	[2,3]	Alfa Lula Alto S.a.r.l., 6.762% (SOFR CME +2.100%), 1/15/2028	6/16/2023- 4/8/2024	9,409,576	9,609,298
3,289,387	[2,3]	Alfa Lula Alto S.a.r.l., 6.962% (SOFR CME +2.300%), 12/15/2029	6/16/2023- 4/8/2024	3,241,712	3,320,151
12,607,038	[2,3]	Beta Lula Central S.a.r.l. (Lux, Inc.), 6.902% (SOFR CME +2.300%), 6/15/2030	12/6/2023- 7/11/2024	12,558,811	12,743,632
19,080,037	[2,3]	GY-DW-UK-IV Ltd., 6.436% (SOFR CME +2.100%), 8/14/2028	11/5/2024- 6/30/2025	18,997,568	18,960,825
15,276,535	[2,3]	Heritage Petrol Co. Ltd., 9.830% (SOFR CME +5.250%), 5/5/2029	11/9/2023- 5/22/2024	15,672,573	15,276,535
17,000,000	[2,3]	Petroleos del Peru S.A., 9.823% (SOFR CME +5.500%), 11/13/2025	5/22/2024- 6/13/2025	17,000,000	17,007,093
11,586,848	[2,3]	Sonasing Xikomba Ltd. (“Xikomba”), Bermuda, Inc., 6.852% (SOFR CME +2.300%), 5/29/2026	4/11/2022- 10/14/2024	11,588,058	11,586,848
9,275,158	[2,3]	Ten FPSO, 7.818% (SOFR CME +3.125%), 3/15/2026	2/19/2024- 11/21/2024	8,846,654	8,668,792
		TOTAL			97,173,174
		Energy - Oil Refining and Marketing—4.4%
10,000,000	[2]	P.M.I. Trading, DAC, 7.067%, 7/7/2025	6/17/2025	9,962,704	9,986,230
20,980,678	[2]	PMI Silver Hanna, 7.067%, 7/7/2025	6/17/2025	20,902,428	20,951,788
24,816,400	[2,3]	Yinson Bergenia Production B.V., 8.380% (SOFR CME +4.100%), 6/10/2028	3/6/2023- 4/4/2025	24,822,324	24,816,400
		TOTAL			55,754,418
		Foreign Sovereign—13.3%
11,000,000	[2,3]	Arab Republic of Egypt represented by the Egyptian General Petroleum Corp. (“EGPC”), 7.667%–8.096% (SOFR CME +4.000%), 10/23/2025	9/25/2024- 10/24/2024	11,000,000	11,000,000
EUR 8,285,714	[2,3]	Benin, Government of, 6.074% (6-month EURIBOR +3.950%), 4/30/2027	6/29/2023- 6/20/2024	8,942,196	9,760,163
12,500,000	[2,3]	Cote D’Ivoire, Government of, 5.403% (6-month EURIBOR +3.050%), 3/9/2026	5/21/2024	13,569,994	14,724,383
$ 108,635	[2,3]	Egypt, Government of, 7.271% (SOFR +3.150%), 7/6/2026	6/24/2025	108,635	108,635
1,060,247	[2,3]	Egypt, Government of, 7.667%–8.749% (SOFR CME +4.000%), 6/1/2026	6/9/2024- 5/27/2025	1,060,247	1,060,247
9,057,267	[2,3]	GOV Pakistan 216, 7.865% (SOFR CME +3.900%), 12/18/2026	6/14/2025- 6/27/2025	9,057,267	9,181,298
4,115,192	[2,3]	Islamic Republic of Pakistan represented by Ministry of Economic Affairs, 8.189%–8.327% (SOFR CME +3.695%, +4.150%), 1/20/2026	10/30/2024- 1/16/2025	3,442,853	4,123,207
2,795,455	[2,3]	Kenya, Government of, 11.149% (SOFR CME +6.450%), 3/4/2026	3/25/2019- 2/17/2024	2,776,585	2,795,454
EUR 5,000,000	[2,3]	Minister of Finance of Ukraine, 7.819% (3-month EURIBOR +4.100%), 9/1/2026	8/25/2021	5,877,250	4,672,845
SAR 25,493,461	[2,3]	MOF Saudi Arabia, 5.325% (6-month SAIBOR +5.475%), 1/31/2035	10/29/2024	6,787,939	5,745,419

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
EUR 12,250,000	[2,3]	Republic of Senegal via Ministry of Finance and Budget, 7.871% (6-month EURIBOR +5.800%), 12/22/2028	12/19/2023- 5/9/2024	$13,320,654	$ 13,330,717
10,000,000	[2,3]	Senegal, Government of, 6.884% (3-month EURIBOR +4.850%), 3/1/2026	6/9/2023	10,745,998	11,563,139
6,750,000	[2,3]	The Republic De Cote D’Ivoire (Republic Of Cote D’Ivoire) Acting Through And Represented By The Ministre Des Finances Et Du Budget (Minister Of Finance And Budget), 8.312% (6-month EURIBOR +5.750%), 1/8/2028	6/3/2024	7,358,524	7,951,167
$ 13,500,000	[2,3]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 10.228% (SOFR CME +6.000%), 12/11/2025	12/18/2024	13,500,000	13,461,583
EUR 25,000,000	[2,3]	The Republic of Côte d’Ivoire, acting through the Minister of Finance and Budget, 5.028%–5.159% (3-month EURIBOR +2.850%), 3/18/2026	4/23/2025	28,313,757	29,448,766
$ 15,000,000	[2,3]	Turk Eximbank (Turkiye Ihracat Kredi Bankasi A.S.) The Republic of Turkiye, a State-owned bank and the official export credit agency of Turkiye, 5.463% (SOFR CME +1.250%), 12/29/2025	12/17/2024	15,000,000	15,000,000
EUR 10,000,000	[2,3]	TurkExim Bank (Turkiye Ihracat Kredi Bankasi A.S.) the Republic of Turkiye, state owned bank and the official Export Credit Agency of Turkiye, 3.171% (1-month EURIBOR +1.050%), 11/13/2025	4/4/2025	11,201,693	11,754,664
$ 4,000,000	[2,3]	United Republic of Tanzania Ministry of Finance & Economic Affairs, 10.444% (SOFR CME +5.850%), 8/9/2026	5/20/2024	4,000,500	4,021,200
		TOTAL			169,702,887
		Supranational—4.4%
6,000,000	[2,3]	Afreximbank 209, 4.639%–4.943% (SOFR CME +0.379%), 5/18/2026	4/30/2025- 5/15/2025	6,000,000	5,986,592
8,000,000	[2,3]	African Export-Import Bank (“Afrexim Bank”), 5.165% (SOFR CME +0.850%), 8/22/2025	2/5/2025	7,979,900	7,988,426
EUR 7,000,000	[2,3]	Bank of Industry Ltd., 4.195% (3-month EURIBOR +2.200%), 9/30/2027	11/29/2024	7,343,353	8,137,918
$ 10,000,000	[2,3]	Bank of Industry Ltd. (“BOI”) Guarantor - Africa Finance Corp., 6.524% (SOFR CME +2.200%), 9/30/2027	12/3/2024	10,000,000	9,917,611
6,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.060% (SOFR CME +1.750%), 12/16/2026	11/22/2024	6,000,000	5,932,400
2,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.107% (SOFR CME +1.800%), 11/23/2025	6/5/2024	1,989,000	1,988,302
5,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.258%–6.273% (SOFR CME +1.950%), 11/23/2026	11/21/2023- 11/30/2023	5,000,000	4,966,716
6,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.260% (SOFR CME +1.950%), 12/16/2027	12/11/2024	6,000,000	5,834,436
5,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.282% (SOFR CME +1.950%), 8/23/2025	7/18/2023	4,876,750	4,990,328
		TOTAL			55,742,729
		Telecommunications - Wireless—7.2%
8,200,000	[2,3]	HTA Group Ltd., Inc. in Mauritius, 8.591% (SOFR CME +4.311%), 9/13/2028	5/20/2024	8,004,200	8,095,461
10,000,000	[2,3]	IHS Holding Ltd., Cayman Islands, Inc., 8.756% (SOFR CME +4.500%), 10/9/2029	10/8/2024	10,000,000	10,000,000
9,519,231	[2,3]	IHS Zambia Ltd., 9.518% (SOFR CME +5.000%), 12/15/2027	11/11/2021- 11/17/2024	9,515,006	9,716,505
EUR 2,700,000	[2,3]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 5.129%–5.944% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 2/25/2025	2,870,254	3,282,452
16,765,000	[2,3]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 5.129% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 4/23/2025	18,348,462	20,381,595
$ 13,000,000	[2,3]	Phoenix Tower International Spain ETVE, SL, 8.296% (SOFR CME +4.000%), 8/10/2027	11/21/2022- 3/5/2025	12,934,000	13,156,803
EUR 14,250,000	[2,3]	TDC Net A/S, 4.499% (3-month EURIBOR +2.400%), 2/2/2027	3/28/2023- 11/5/2024	15,469,618	16,785,797
$ 11,000,000	[2,3]	Tillman Infrastructure ABS SUB 1, LLC, 7.380% (SOFR CME +3.000%), 4/23/2029	6/25/2024	10,945,000	11,002,230
		TOTAL			92,420,843

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Transportation - Transport Infrastructure/Services—0.9%
$ 3,707,589	[2,3]	Impala Terminals Switzerland S.a.r.l., 7.530% (SOFR CME +3.000%), 8/13/2025	3/28/2023- 12/1/2023	$ 3,634,388	$ 3,707,589
7,312,500	[2,3]	ITG3 S.a.r.l., 7.684% (SOFR CME +3.250%), 2/15/2027	5/24/2024	7,314,206	7,312,500
		TOTAL			11,020,089
		Transportation Infrastructure—1.0%
13,433,333	[2,3]	Transnet SOC Ltd., 8.850% (SOFR CME +4.250%), 6/21/2027	11/14/2024- 5/15/2025	13,402,733	13,417,568
		Utility - Electric-Generation—1.3%
EUR 6,857,120	[2,3]	Eesti Energia AS, 7.007% (6-month EURIBOR +4.500%), 5/11/2028	5/5/2023	7,554,831	8,077,349
IDR 30,606,443,781	[2,8]	PT MaxPower, 0.000%, 6/10/2039	6/13/2019- 6/11/2025	2,051,231	1,885,214
83,856,254,224	[2]	PT MaxPower, 7.750%, 6/10/2039	6/13/2019- 6/11/2025	4,847,813	5,165,153
$ 2,153,846	[2,3]	The Sharjah Electricity and Water Authority, 6.502% (SOFR CME +1.950%), 12/23/2025	12/21/2020- 1/11/2021	2,150,077	2,153,846
		TOTAL			17,281,562
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $1,144,011,032)			1,151,859,082
		INVESTMENT COMPANY—8.2%
105,197,736		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[9] (IDENTIFIED COST $105,197,736)			105,197,736
		TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $1,249,208,768)			1,257,056,818
		OTHER ASSETS AND LIABILITIES - NET—1.7%[10]			21,763,145
		NET ASSETS—100%			$1,278,819,963
At June 30, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized (Depreciation)
Contracts Sold:
7/28/2025	Toronto Dominion Bank	49,480,000	EUR	$56,872,129	$(1,512,983)
8/20/2025	Credit Agricole CIB	98,300,000	EUR	$110,168,142	$(5,999,990)
9/26/2025	JP Morgan	49,000,000	EUR	$56,572,098	$(1,474,994)
9/26/2025	Bank of America	114,790,000,000	IDR	$7,023,974	$(24,411)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(9,012,378)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2025	$174,031,420
Purchases at Cost	$168,187,170
Proceeds from Sales	$(237,020,854)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2025	$105,197,736
Shares Held as of 6/30/2025	105,197,736
Dividend Income	$1,871,667

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2025, these restricted securities amounted to $1,151,859,082, which represented 90.1% of net assets.

2
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input.
Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Issuer in default.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	Non-income-producing security.
7	Principal amount and interest were not paid upon final maturity.
8	Zero coupon bond.
9	7-day net yield.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal mattersother factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$1,151,859,082	$1,151,859,082
Investment Company	105,197,736	—	—	105,197,736
TOTAL SECURITIES	$105,197,736	$—	$1,151,859,082	$1,257,056,818
Other Financial Instruments[1]
Liabilities	$—	$(9,012,378)	$—	$(9,012,378)

1	Other financial instruments are foreign exchange contracts.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2025	$1,093,178,680
Accreted/amortized discount/premiums	690,506
Realized gain (loss)	(109,236)
Change in unrealized appreciation/depreciation	17,324,125
Purchases	358,877,541
(Sales)	(318,102,534)
Balance as of 6/30/2025	$1,151,859,082
Total change in unrealized appreciation/depreciation attributable to investments still held at 6/30/2025	$15,865,442

The following acronym(s) are used throughout this portfolio:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
IDR	—Indonesian Rupiah
JSC	—Joint Stock Company
SAIBOR	—Saudi Arabian Interbank Offered Rate
SAR	—Saudi Arabian Riyal
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar